Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 49,923	¥ 124,557	¥ 107,238
Gross realized losses on sales of available-for-sale debt securities	200,679	274,042	169,690
Investment securities gains (losses)—net	832,533	¥ (1,382,458)	256,941
Corporate bonds
Investment Securities [Line Items]
Investment securities gains (losses)—net	12,988		¥ 359,330
Residential mortgage-backed securities
Investment Securities [Line Items]
Investment securities credit loss	0
Investment securities impairment loss	¥ 0